ACCOUNTS AND NOTES RECEIVABLE (Schedule of Allowance for Doubtful Accounts Activity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	$ 22.3	$ 23.7
Provision for doubtful debt	36.4	3.3	$ 4.3
Write-off of doubtful debt	(0.1)	(3.2)
Effect of foreign currency translation	2.7	(1.5)
Ending balance	$ 61.3	$ 22.3	$ 23.7